NOTE - 7 OTHER CURRENT LIABILITIES - Schedule of Other CurrentLiabilities (Details) - USD ($)	1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Jun. 01, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	May 13, 2022
Restructuring Cost and Reserve [Line Items]
Accrued liabilities		$ 30,825						$ 30,825		$ 61,153	$ 6,789
Payable for acquisition of subsidiaries		75,000						75,000
Accrued interest										8,173	170,960
Salary payable - management		89,628						89,628		92,229	22,300
Salary payable		3,708						3,708
Employee benefits		112,309						112,309		105,221	181,231
Other current liabilities		203,753						203,753		40,273
Other Liabilities, Current		515,223						$ 515,223		$ 307,049	$ 413,676
Stock Issued During Period, Shares, New Issues								2,000,000		51,638,526	100,224,841
Stock Issued During Period, Value, New Issues				$ 1,000,000			$ 3,586,250	$ 1,000,000		$ 6,436,250	$ 1,915,005
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture								180,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture		20,500	$ 30,490	$ 41,139	$ 34,538	$ 412,200	$ 564,000	$ 92,129		1,037,568
Stock Issued During Period, Value, Acquisitions		32,500	$ 325,000					$ 357,500			50,000
[custom:CommonStockIssuedForSettlementOfDebtValue1]		$ 80,674				$ 2,056,530				$ 2,056,530	$ 889,093
Whisl Telecom L L C [Member]
Restructuring Cost and Reserve [Line Items]
Payable for acquisition of subsidiaries												$ 1,000,000
Stock Issued During Period, Shares, Acquisitions								1,461,653
Stock Issued During Period, Value, Acquisitions								$ 550,000
Smartbiz Telecom L L C [Member]
Restructuring Cost and Reserve [Line Items]
Payable for acquisition of subsidiaries	$ 725,000
Stock Issued During Period, Shares, Acquisitions	2,850,330							550,000
Stock Issued During Period, Value, Acquisitions	$ 1,000,000							$ 357,500
[custom:CommonStockIssuedForSettlementOfDebtShares]								161,367
[custom:CommonStockIssuedForSettlementOfDebtValue1]								$ 80,674